Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 22,016,884	$ 21,313,735
Accounts Receivable [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 22,016,884	$ 21,313,735